Net Trading and Other Income - Summary of Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Net Trading And Other Income [abstract]
Net trading and funding of other items by the trading book	£ 6	£ 245		£ 205
Net gains/(losses) on other financial assets at fair value through profit or loss	19	(6)		80
Net losses on other financial liabilities at fair value through profit or loss	(83)	(44)		(97)
Net gains/(losses) on derivatives managed with assets/liabilities held at fair value through profit or loss	69	(128)		(17)
Hedge ineffectiveness	8	34		5
Net profit on sale of available-for-sale assets				54
Net profit on sale of financial assets at fair value through other comprehensive income	15	19
Income from operating lease assets	124	86		44
Other	37	(24)		28
Net trading and other income	£ 195	£ 182	[1]	£ 302	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.